Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2019	December 31, 2018
Cost:
Beginning balance	270,814	275,582
- Additions	21,466	28,789
- Disposals	-	(26,290)
- Impairment charges	-	(7,267)
Ending balance	292,280	270,814

Accumulated depreciation:
Beginning balance	(27,600)	(20,852)
- Additions	(10,899)	(10,793)
- Disposals	-	4,045
Ending balance	(38,499)	(27,600)

Net book value	253,781	243,214